FINANCE INCOME AND COST	12 Months Ended
Dec. 31, 2023
FINANCE INCOME AND COST
FINANCE INCOME AND COST
11.	FINANCE INCOME AND COST

USD million	2023	2022	2021
Finance income
Interest income	6.4	3.1	1.6
Other finance income	0.0	0.2	0.7
	6.4	3.3	2.3
Finance cost
Interest cost
Interest cost on interest bearing debt	(158.9)	(90.5)	(98.3)
Interest cost related to derivative instruments	(2.2)	(5.8)	(3.6)
Interest cost to related parties	(227.5)	(138.5)	(142.6)
Interest cost on lease liabilities	(12.2)	(8.5)	(9.1)
Interest cost related to pension liabilities	(0.9)	(0.6)	(1.0)
Other interest cost*	4.1	6.4	(10.7)
Total interest cost	(397.6)	(237.5)	(265.3)

Change in fair value of derivative instruments not used in hedge accounting	(2.5)	7.0	1.4
Exchange rate gains or losses	(5.3)	6.0	(0.8)
Other finance cost	(8.1)	(12.0)	(14.3)
	(413.4)	(236.5)	(279.0)
Net finance cost	(407.0)	(233.2)	(276.7)
*	Other interest cost consist mainly of items related to group-level hedge accounting entries that are presented under interest cost on a net basis.